Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	ALVARION LTD
Entity Central Index Key	0001108332
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	62,378,801

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 57,787	$ 61,297
Short-term bank deposits	4,977	3,350
Marketable securities (Note 3)	1,644	16,134
Trade receivables, net (Note 2t)	48,294	49,931
Other accounts receivable and prepaid expenses (Note 4)	7,658	10,807
Inventories (Note 5)	36,215	56,078
Total current assets	156,575	197,597
LONG TERM MARKETABLE SECURITIES (Note 3)		2,564
LONG TERM TRADE RECEIVABLES	6,986
LONG TERM PREPAID EXPENSES	171
PROPERTY AND EQUIPMENT, NET (Note 7)	9,774	14,603
INTANGIBLE ASSETS, NET (Note 8)	20,245
GOODWILL (Note 1g)	13,087
Total assets	206,838	214,764
LIABILITIES AND SHAREHOLDERS' EQUITY
Current maturity on long-term loan (note 10)	12,813
Trade payables	36,243	51,242
Other accounts payable and accrued expenses (Note 9)	45,441	36,377
Total current liabilities	94,497	87,619
LONG-TERM LIABILITIES:
Long term accrued expenses	547
Severance pay and long term employee liabilities	1,173	2,712
Other long-term liabilities	7,280	2,346
Long-term loan (note 10)	17,187
Total long term liabilities	26,187	5,058
COMMITMENTS AND CONTINGENT LIABILITIES (Note 11)
SHAREHOLDERS' EQUITY:
Share capital (Note 12) - Ordinary shares of NIS 0.01 par value - Authorized: 120,080,000 shares at December 31, 2010 and 2011; Issued: 67,507,508 and 67,625,573 shares at December 31, 2010 and 2011, respectively; Outstanding: 62,260,736 and 62,378,801shares at December 31, 2010 and 2011, respectively	166	166
Additional paid-in capital	434,530	431,368
Treasury shares at cost: 5,246,772 shares at December 31, 2010 and 2011	(12,872)	(12,872)
Other accumulated comprehensive income (loss)	(2,674)	2,599
Accumulated deficit	(332,996)	(299,174)
Total shareholders' equity	86,154	122,087
Total liabilities and shareholders' equity	$ 206,838	$ 214,764

Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Ordinary shares, par value	0.01	0.01
Ordinary shares, authorized	120,080,000	120,080,000
Ordinary shares, issued	67,625,573	67,507,508
Ordinary shares, outstanding	62,378,801	62,260,736
Treasury shares, at cost	5,246,772	5,246,772

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales (Note 14)
Products	$ 163,744	$ 180,447	$ 218,137
Services	26,293	25,368	27,102
Total Sales	190,037	205,815	245,239
Cost of Sales
Products	95,129	101,955	113,576
Services	23,726	26,623	14,885
Write-off of excess inventory and provision for inventory purchase commitments (Note 2g)	2,580	4,897	3,993
Inventory write-off related to bankruptcy of a customer (Note 15a)	7,144
Gross profit	61,458	72,340	112,785
Operating costs and expenses:
Research and development, net (Note 15b)	27,964	38,717	50,790
Selling and marketing	37,576	43,376	52,022
General and administrative	13,877	19,920	15,087
Amortization of intangible assets	186	130	132
Impairment of investment (Note 2y)			1,554
Acquisition related expenses (Note 1b)	2,622
Impairment of goodwill and intangible assets (Note 2j)		57,110
Restructuring and other charges (Note 2z)	12,040	3,573	2,787
Total operating costs and expenses	94,265	162,826	122,372
Operating loss	(32,807)	(90,486)	(9,587)
Other (loss) income (Note 1f and Note 6)		(7,000)	731
Financial income (expense), net (Note 15c)	(1,015)	(99)	1,668
Loss before income taxes	(33,822)	(97,585)	(7,188)
Taxes on income (Note 13e)		894
Net loss	$ (33,822)	$ (98,479)	$ (7,188)
Net loss per share (Note 15d):
Basic and diluted	$ (0.54)	$ (1.58)	$ (0.12)

Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Other Accumulated Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 165	$ 423,303	$ (12,872)	$ (1,183)	$ (193,507)		$ 215,906
Balance, shares at Dec. 31, 2008	61,929,895
Exercise of employee stock options	1	371					372
Exercise of employee stock options, shares	214,539
Stock-based compensation expenses related to ASC 718		4,246					4,246
Unrealized gains(losses) on foreign currency cash flow hedges				3,308		3,308	3,308
Net loss					(7,188)	(7,188)	(7,188)
Total comprehensive loss						(3,880)
Balance at Dec. 31, 2009	166	427,920	(12,872)	2,125	(200,695)		216,644
Balance, shares at Dec. 31, 2009	62,144,434
Exercise of employee stock options		114					114
Exercise of employee stock options, shares	116,302
Stock-based compensation expenses related to ASC 718		3,334					3,334
Unrealized gains(losses) on foreign currency cash flow hedges				474		474	474
Net loss					(98,479)	(98,479)	(98,479)
Total comprehensive loss						(98,005)
Balance at Dec. 31, 2010	166	431,368	(12,872)	2,599	(299,174)		122,087
Balance, shares at Dec. 31, 2010	62,260,736
Exercise of employee stock options		9					9
Exercise of employee stock options, shares	118,065
Stock-based compensation expenses related to ASC 718		3,153					3,153
Unrealized gains(losses) on foreign currency cash flow hedges				(5,273)		(5,273)	(5,273)
Net loss					(33,822)	(33,822)	(33,822)
Total comprehensive loss						(39,095)
Balance at Dec. 31, 2011	$ 166	$ 434,530	$ (12,872)	$ (2,674)	$ (332,996)		$ 86,154
Balance, shares at Dec. 31, 2011	62,378,801

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (33,822)		$ (98,479)	$ (7,188)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	5,433		6,662	7,231
Capital loss on disposal of property and equipment	3,908		363	267
Other income from LGC transaction				(716)
Stock-based compensation expenses related to ASC 718	3,153		3,334	4,246
Accrued interest, amortization of premium and accretion of discounts on held-to-maturity marketable securities and bank deposits	108		786	589
Amortization of other intangible assets	1,764		130	132
Impairment of goodwill and other intangible assets			57,110
Impairment of investment in affiliate				1,554
Impairment of short term investment			7,000
Decrease (increase) in trade receivables, net	5,397		15,559	(5,676)
Decrease (increase) in other accounts receivable and prepaid expenses	2,323		(3,526)	2,487
Decrease (increase) in inventories	21,299		(20,096)	17,693
Increase in long term prepaid expenses	(171)
Increase in long-term trade receivables	(6,986)
Increase (decrease) in trade payables	(18,552)		15,661	(21,452)
Increase (decrease) in other accounts payable and accrued expenses	164		(5,392)	(13,218)
Increase in long term accrued expenses	547
Increase (decrease) in other long-term liabilities, net	(864)		91	26
Decrease in severance pay net and long-term employee liabilities	(1,742)		(1,642)	(1,477)
Net cash used in operating activities	(18,041)		(22,439)	(15,502)
Cash flows from investing activities:
Purchase of property and equipment	(3,344)		(5,025)	(7,196)
Proceeds from property and equipment	149		7	43
Investment in short term investment			(7,000)
Proceeds from bank deposits	3,350		8,056	15,112
Investment in bank deposits	(4,916)		(3,345)	(8,020)
Investment in held-to-maturity marketable securities			(2,424)	(9,281)
Proceeds from maturity of held-to-maturity marketable securities	16,885		24,273	29,161
Proceeds related to the LGC transaction				716
Acquisition of Wavion (a)	(24,618)	[1]
Net cash provided by (used in) investing activities	(12,494)		14,542	20,535
Cash flows from financing activities:
Proceeds from exercise of employee stock options	9		114	372
Receipt of long term loan	30,000
Repayment of Long term loan	(2,984)
Net cash provided by financing activities	27,025		114	372
Increase (decrease) in cash and cash equivalents	(3,510)		(7,783)	5,405
Cash and cash equivalents at the beginning of the year	61,297		69,080	63,675
Cash and cash equivalents at the end of the year	57,787		61,297	69,080
Supplemental disclosure of cash flows activities:
Cash paid during the year for taxes	$ 500		$ 572	$ 461

[1]	(a) Payment for the acquisition of Wavion: Estimated fair value of assets acquired and liabilities assumed at the acquisition date: Working capital deficit (excluding cash and cash equivalents) - - $ 102 Property and equipment - - 1,317 Accrued severance pay - - (203) Other intangible assets - - 22,009 Goodwill - - 13,087 Less - accrued OCS commitment - - (5,992) Long-term loan - - (2,984) - - 27,336 Less - accrued earn out payment - - (2,718) $ - $ - $ 24,618

Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Cash Flows
Working capital deficit	$ 102
Property and equipment	1,317
Accrued severance pay	(203)
Other intangible assets	22,009
Goodwill	13,087
Accrued OCS commitment	(5,992)
Long-term loan	(2,984)
Total payments for acquisition of subsidiary	27,336
Accrued earn out payment	(2,718)
Payments for acquisition of subsidiary, net	$ 24,618	[1]

[1]	(a) Payment for the acquisition of Wavion: Estimated fair value of assets acquired and liabilities assumed at the acquisition date: Working capital deficit (excluding cash and cash equivalents) - - $ 102 Property and equipment - - 1,317 Accrued severance pay - - (203) Other intangible assets - - 22,009 Goodwill - - 13,087 Less - accrued OCS commitment - - (5,992) Long-term loan - - (2,984) - - 27,336 Less - accrued earn out payment - - (2,718) $ - $ - $ 24,618

General	12 Months Ended
Dec. 31, 2011
General
General
NOTE 1:-	GENERAL

a.
Alvarion Ltd. together with its worldwide subsidiaries ("the Company") is a provider of wireless broadband systems. The Company supplies top-tier carriers, Internet Service Providers ("ISPs") and private networks in vertical markets with solutions based on WiMAX, Wi-Fi and other wireless broadband technologies.

As for geographic markets and major customers, see Note 14.

b.	Acquisition of Wavion:

On November 23, 2011, the Company completed the acquisition of all of the outstanding shares of Wavion Inc. and its subsidiary (together "Wavion"), a technology leader in outdoor WiFi applications for metro and rural areas with deployments in more than 75 countries.  Wavion offers end-to-end solutions including access, backhaul, CPEs, management and service provisioning tools, and was acquired for for an aggregate consideration of $ 28,433. The total purchase price of Wavion was composed of the following:

Cash	$25,715
Earn out *)	2,718

Total purchase price	$28,433

*) The agreement stipulated for an Earn out based on performance milestones for up to an amount of $3,750. The performance milestone was for the period from acquisition date through December 31, 2011. The actual calculated Earn out amounted to $2,718 based on Wavion's result for the stipulated period and has been paid subsequent to the balance sheet date.

The acquired business provides a significant new market opportunity. The cash consideration was financed by a loan that we received from Silicon Valley Bank ("SVB") (see Note 10) . The Company believes that the acquisition of Wavion will enable the Company to expand our solutions and to become a multi-technology wireless broadband solution powerhouse.

Certain shareholders are entitled to $ 785 if they will complete a retention period as Wavion's employees. This amount was placed in escrow as an assurance for employees' undertaking to continue their employment with the Company. If an employee does not complete full term of retention, the amount in escrow related to him will be released to the Company. This amount will be recorded as compensation and not as part of the purchase price of Wavion. As of December 31, 2011 there is a short term and long term prepaid balance of $ 565 and $ 171 relating to this amount, which will be recorded as compensation expense on a straight line basis over the retention period.

The acquisition was accounted for by the acquisition method. The results of operations were included in the consolidated financial statements of the Company commencing November 23, 2011. The consideration for the acquisition was attributed to acquired net assets and assumed liabilities on the basis of their fair value, based on a valuation performed by an outsourced advisor which included a number of factors.

Identifiable intangible assets acquired included Customer relationships and Backlog which were valued using the income approach, and Technology which was valued using the income approach, specifically the "Relief From Royalty method".

The Company also assumed a liability related to Wavion's Officer Chief Scientist ("OCS") royalty bearing grant obligation. The liability was valued based on 100% of the outstanding obligation discounted based on a Market Participant interest rate.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$1,097
Trade receivables	3,760
Other receivables and prepaid expenses	942
Current deferred tax assets	1,334
Inventories	1,436
Property and equipment	1,317
Long-term deferred tax assets	6,480
Other intangible assets	22,009
Goodwill	13,087

Total assets acquired	51,462

Trade payables	(3,553)
Accrued expenses and other liabilities	(3,532)
Other long-term liabilities	(4,943)
Severance pay	(203)
Long-term loan	(2,984)
Long-term deferred tax liabilities	(7,814)

Total liabilities assumed	(23,029)

Net assets acquired	$28,433

The excess of cost of acquisition over the fair value of net tangible and identifiable intangible assets on acquisition amounted to $13,087, and was allocated to goodwill, which is due to primarily the expected synergies.

As part of the acquisition the Company incurred certain acquisition related expenses in an aggregate amount of $1,122. These expenses, as well as other transaction related expenses, have been recorded as Acquisition related expenses in the statement of operation.

Below are certain unaudited pro forma combined statements of income data for the years ended December 31, 2010 and 2011, as if the acquisition had occurred January 1, 2010, after giving effect to purchase accounting adjustments, including amortization of identifiable intangible assets. This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2010, nor is it necessarily indicative of future results. The amounts of revenue and earnings of Wavion since the acquisition date included in the consolidated statement for the the year ended December 31, 2011 was $ 4,316 and $1,013, respectively.

	Year ended
	December 31,
	2010	2011
	Unaudited	Unaudited

Total revenues	$215,413	$208,456
Net loss	106,409	42,738

Net loss per share basic and diluted	$1.71	$0.69

c.	Acquisition of Clariton:

At the beginning of 2011, the Company acquired the intellectual property of Clariton Ltd., ("Clariton") for indoor wireless solution called Clariton's Distributed Antenna System (DAS) for no consideration. The Company also assumed Clariton's related OCS royalty bearing grant obligation, Clariton Networks.

d.
Alvarion Ltd. has wholly-owned active subsidiaries in the United States, France, Romania, Brazil,  Singapore, Mexico, Poland, Uruguay, Spain, South-Africa, Italy, Argentina,  India, Chile, Taiwan, Indonesia, Canda, Japan and the Philippines primarily engaged in marketing, pre-sales, sales and developing activities.

e.
Certain of the raw materials, components, and subassemblies included in the products manufactured by the Company's subcontractors, are obtained from and manufactured by a limited group of suppliers and manufaturers. Disruptions, shortages, termination of certain of these sources of supply, or termination of  manufacturing subcontractors agreements could occur and could negatively affect the Company's financial condition and results of operations.

f.	Discontinued operations of the Cellular Mobile Unit ("CMU"):

In September 2007, the Company converted convertible notes into LGC Wireless Inc. ("LGC") Common shares as part of an agreement to sell substantially all of the Company's assets and certain liabilities related to the Company's CMU, representing the majority of former interWAVE Communications International Ltd ("interWAVE") business. On November 30, 2007, ADC Telecommunication Inc. ("ADC"), a U.S. publicly traded company, completed its acquisition of LGC. As of December 31, 2008, the Company received approximately $ 16,100, out of which approximately $ 8,900 was received during 2008, in respect of the Common shares of LGC while an additional $ 1,000 was secured in escrow. During the year ended December 31, 2009 the Company received approximately $ 700 and the residual $ 300 represented all indemnification obligations, costs and expenses. The amount received of approximately $700 was recorded as additional proceeds in 2009 as "other income".

g.	Goodwill impairment:

In accordance with ASC 350 "Intangibles -  Goodwill and Others", the Company tests for goodwill impairment on an annual basis for its single reporting unit. The continuing global economic downturn during 2010 had negatively affected the Company and significantly reduced the Company's market capitalization. As a result of its impairment test, the Company determined that there would be no implied value attributable to its reporting unit's goodwill and fully impaired the recorded amount.

The Goodwill as of December 31, 2011 resulted from Wavion's acquisition.  See also Note 2j.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Significant Accounting Policies
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in accordance with U.S generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars ("dollars"):

A majority of the Company's revenues are generated in dollars. In addition, most of the Company's costs are denominated and determined in dollars. The Company's management believes that the dollar is the currency in the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the statement of operations as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Alvarion Ltd. and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with maturities of three months or less at the date acquired.

e.	Short-term bank deposits:

Bank deposits with maturities of more than three months and up to one year were included in short-term bank deposits. As of December 31, 2010 and 2011, most of the bank deposits are in U.S. dollars and bore interest at a weighted average interest rate of 0.81% and 2.48%, respectively. The deposits are presented at their cost, including accrued interest.

f.	Held-to-maturity securities:

The Company accounts for investments in debt securities in accordance with ASC 320 "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity, and are stated at amortized cost. The amortized cost of held-to-maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization, impairment of value judged to be other than temporary, and interest are included in financial income, net.

For the years ended December 31, 2009, 2010 and 2011, all securities covered by ASC 320 were designated by the Company's management as held-to-maturity.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the amortized cost basis is judged to be other-than-temporary. The Company periodically assesses whether its investments with unrealized losses are other than temporarily impaired.

Under the impairment model, an other-than-temporary impairment loss is recognized in earnings when the Company does not expect to recover the entire amortized cost basis of the security (that is, a credit loss exists). The amount of impairment to be recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

For the years ended December 31, 2009, 2010 and 2011, no other-than-temporary impairment losses have been identified.

g.	Inventories:

The Company manages its inventory according to the FIFO method.

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials and components - using the "weighted moving average cost" method.

Work in progress and finished products are based on the cost of raw materials and components used and the cost of production including labor and overhead calculated on a periodic basis.

Inventory write-offs have been provided to cover risks arising from dead and slow moving items, technological obsolescence and excess inventories according to revenue forecasts.

During 2009, 2010 and 2011, the Company recorded inventory write-off for inventory and for inventory purchase commitments, for inventory no longer required in a total amount of $ 3,993, $ 4,897 and $ 2,580, respectively.

In 2009, 2010 and 2011, approximately $ 578, $ 388 and $ 375, respectively, of inventory previously written-off was used as product components in the Company's ordinary production course and was sold as finished goods to end users. The sales of these related manufactured products were reflected in the Company's revenues without an additional charge to the cost of sales in the period in which the inventory was utilized.

h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Office furniture and equipment	6 - 15
Computers and electronic equipment	14 - 33
Motor vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

i.	Impairment of long-lived assets:

The Company's property and equipment and certain identifiable intangible assets are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Intangible assets that are not considered to have an indefinite useful life have been amortized using the straight-line basis over their estimated useful lives (Customer relationship 6 years and Technology 4-12 years). Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets (or asset group) exceeds the fair value of the assets (or asset group). For the year ended December 31, 2009, no impairment losses were recorded. As of December 31, 2010, all of the Company's intangible assets have been amortized or written off. In November 2011 due to the completion of Wavion acquisition, the Company recorded intangible assets in an amount of $22,009. Since the acquisition date, no indications for impairment have been noted.

j.	Goodwill:

The Company reviews goodwill for impairment annually and whenever events or changes in circumstances indicate its carrying value may not be recoverable in accordance with ASC 350 "Intangibles -  Goodwill and Others".

Goodwill impairment testing is a two-step process. The first step involves comparing the fair value of a company's reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit's carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

For purposes of testing goodwill in accordance with ASC 350 for the year ended December 31, 2010, the Company operated in one operating segment, and this segment comprises of a single reporting unit. During 2010, the global economic downturn had negatively affected the Company's results of operations with  a significant reduction in the Company's market capitalization. In calculating the fair value of the reporting unit, the Company used Discounted Cash Flow (DCF) approach. The Company further applied a market approach, using multiples of earnings, to corroborate the results achieved in the estimated discounted cash flows model. As a result of performing step two, the Company's implied fair value of the reporting unit goodwill has decreased to zero.

For the year ended December 31, 2009 no impairment losses were recorded; In 2010, the Company recorded impairment of the outstanding Goodwill balance in the amount of $ 57,106.

The acquisition of Wavion in November 2011 has been incorporated into the single reportable segment of the Company. Nevertheless, Wavion's full integration into the activity of the Company has not yet been completed. As part of Wavion acquisition, the Company recorded goodwill in amount of  $13,087. Since the transaction occurred in November 2011, there are no indicators of impairment at December 31, 2011 and no outstanding Goodwill balances remained prior to the acquition, no annual impairment test has been completed and no impairment has been recorded in 2011.

k.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized. The operating expenses for the year ended December 31, 2009 includes $ 783 income tax expenses respectively. These expenses were not presented in income tax due to immateriality.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company recognizes interest, if any, related to unrecognized tax benefits in financial expenses. The Company recognizes penalties, if any, related to unrecognized tax benefits for the year ended December 31, 2009 in general and administrative expenses and for the years ended December 31, 2010 and 2011 in taxes on income.

l.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation - Stock Compensation. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

During 2008, the Company granted 963,000 options at par value and Restricted Shares Unit to Management and Senior Executives, the vesting of which is subject to the Company achieving certain performance related ratios, 33% of each grant's vesting being accrued respectively on February 28, 2010, February 28, 2011 and February 28, 2012. The Company accounts for these grants in accordance  with ASC 718 and  estimates the fair value of equity based payment awards only when the achieving the performance criteria is probable. As of December 31, 2011, the performance related ratios for the first and second installments have not  achieved, and the corresponding part (66%) of the grant has been cancelled. Further, the Company estimates that it is less than probable that the last installments' performance related ratio criteria will be achieved and has not recorded any expenses related to this equity based award.  Subsequent to balances sheet date, the February 2012 performance criteria has not been met and an additional corresponding (33%) of the grant has been cancelled.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted under ASC 718 using the Black-Scholes-Merton option-pricing model that uses the weighted-average assumptions noted in the following table. The Company values restricted stock units and options granted at par value based on the market value of the underlying shares at the date of grant.

Expected volatility is based on historical volatility that is representative of future volatility over the expected term of the options. In 2009, 2010 and 2011, the expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate is based on the yield of U.S. treasury bonds with equivalent terms. The dividend yield is based on the Company's historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

	Year ended December 31,
	2009	2010	2011

Volatility	56.1%	56.5%	59.4%
Risk-free interest rate	2.5%	1.45%	1.40%
Dividend yield	0%	0%	0%
Expected term	4.7 years	4.47 years	4.21 years
Average Forfeiture rate	8%	13%	19%

The Company's annual compensation cost for the years ended December 31, 2009, 2010 and 2011 totaled $ 4,246, $ 3,334 and $ 3,153, respectively.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2009, 2010 and 2011, was comprised as follows:

	Year ended December 31,
	2009	2010	2011

Cost of goods sold	$331	$434	$295
Research and development	1,553	780	495
Sales and marketing	1,204	733	775
General and administrative	1,158	1,387	1,588

Equity-based compensation expenses	$4,246	$3,334	$3,153

m.	Revenue recognition:

The Company generates revenues from sales of products, which include hardware and software,  professional services and maintenance. Professional services include mainly installation, project management,  consulting and training. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

Revenues from maintenance and professional services are recognized ratably over the contractual period or as services are performed, respectively.

Revenues from products are recognized in accordance with ASC 605-10-S99-1 ("Revenue Recognition") and with ASC 605-25 "Multiple-Element Arrangements" as amended by ASU 2009-13, when the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the seller's price to the buyer is fixed or determinable, no further obligation exists and collection is probable.

The Company generally does not grant a right of return. However, the Company has granted to certain distributors limited rights of return on unsold products. Product revenues on shipments to these distributors are recognized based on their history of actual returns provided that all other revenue recognition criteria are met.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-13 "Multiple-Deliverable Revenue Arrangements", (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13") and ASU 2009-14, "Certain Revenue Arrangements That Include Software Elements", (amendments to FASB ASC Topic 985, Software) ("ASU 2009-14"). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of all deliverables in an arrangement based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance in determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. Company's management determined that the software is incidental to the product as a whole and therefore ASC 985-605 and ASU 2009-14 should not apply.

The Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011. This guidance does not generally change the units of accounting for the Company's revenue transactions. Most products and services qualify as separate units of accounting and the revenue is recognized when the applicable revenue recognition criteria are met. The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds that would significantly impact recognized revenue. While certain of the Company's bundled products are now accounted for following the ASU 2009-13 amendments to ASC 605, the impact of the adoption of these standards was immaterial in 2011 and is expected to remain so in periods after adoption.

The Company's revenue recognition policies provide that, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company establishes VSOE of selling price using the price charged for a deliverable when sold separately and, when they have not yet sold the deliverable separately, using the price established by management having the relevant authority. When VSOE cannot be established, the Company establishes selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. The best estimate of selling price is established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of ESP is judgmental.

For arrangements which include multiple elements, the Company considers the sale of equipment, professional services and maintenance to be three separate units of accounting in the arrangement in accordance with ASC 605-25, Since all three elements have value to the customer on a standalone basis.

Equipment includes the software as the software is deemed incidental to the product as a whole. The Equpiment element price was obtained by using management's best estimate based on the historical prices sold by the Company. The historical prices have been allocated based on product and region, due to variances between the regions in which the products have been sold.

Professional Services prices were based on TPE for which the Company has accumulated the prices from its suppliers throughout the year.

Maintenance price has been established using VSOE of the selling price of maintenance services, based on the price charged when sold separately at renewal.

In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or the acceptance provision has lapsed.

Advances from customers include advances and payments received from customers, for which revenue has not yet been recognized.

n.	Warranty costs:

The Company provides a 14 to 21 month warranty period for all of its products lines. The specific terms and conditions of a warranty vary depending upon the product sold and customer it is sold to. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time a product is delivered. Factors that affect the Company's warranty liability include the number of units, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in the Company's warranty allowance during the period are as follows:

	Year ended December 31,
	2009	2010	2011

Balance at the beginning of the year	$3,186	$1,880	$1,605
Warranties issued during the year	1,552	1,447	500
Settlements/adjustments made during the year	(2,858)	(1,722)	(1,457)

Balance at the end of the year	$1,880	$1,605	$648

o.	Research and development:

Research and development costs, net of participation funding received and grants, are charged to the statement of operations as incurred. See also Note 15b.

p.	Participations and grants:

Grants and participations received for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development costs.

q.	Severance pay and long term employee liabilities:

The Company's agreements with the majority of its employees in Israel are under section 14 of the Severance Pay Law -1963. The Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount from the employee's monthly salary, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

Additional payments have been paid to Company's employees at the time of termination by the Company. The estimation of those payments is appropriately recorded as a liability at each of the balance sheet date.

Severance pay expenses for the years ended December 31, 2009, 2010 and 2011 were $ 3,059, $ 3,059 and $ 2,218, respectively.

r.	Advertising expenses:

Advertising expenses are carried to the statement of operations as incurred. Advertising expenses for the years ended December 31, 2009, 2010 and 2011 were $ 1,923, $ 1,652 and $ 1,094, respectively.

s.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. The diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year plus dilutive potential equivalent Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share". For the years ended December 31, 2009, 2010 and 2011, all outstanding options to purchase shares were excluded from the calculation of diluted loss per share because their effect on the loss per share is anti-dilutive.

t.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and foreign currency derivative contracts.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested in U.S. dollar deposits with major U.S., European and Israeli banks, and the foreign currency derivative contracts are with the same banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally cash and cash equivalents and short term deposits may be redeemed on demand and therefore low credit risk exists with respect to these investments.

The Company's marketable securities include investments in debentures of U.S. corporations and U.S. government agencies.

Since the turmoil in capital markets the Company tightened its control and monitoring over its marketable securities portfolio in order to minimize potential risks. Such measures included among others: Company's investment policy is approved by the Investment Committee, limits on the amount the Company may invest in any one type of investment or issuer and the grade of the security, thereby reducing credit risk concentrations.

The trade receivables of the Company are derived from sales to customers located primarily in North and South America, Asia Pacific, Africa and Europe and represent amounts with maturity dates of less than one year. Customers  balances with maturity dates exceeding one year, are disclosed as Long Term Trade Receivables. Under certain circumstances, the Company and its subsidiaries may require letters of credit, other collateral, additional guarantees or advance payments. The Company obtains credit insurance where applicable. The Company and its subsidiaries perform ongoing credit evaluations of their customers and establish an allowance for doubtful accounts based upon a specific review of their accounts.

Allowance for doubtful accounts amounted to $ 5,052 and $ 5,525 as of December 31, 2010 and 2011, respectively. Balance as of December 31, 2011, includes allowance for doubtful accounts from Wavion acquisition in amount of $294.   The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and there may be an effect in the Company's ability to collect customers' debts in a timely manner or at all and this may result in increased bad debt expense.

Total doubtful debts expenses during 2009, 2010 and 2011 amounted to $ 904, $ 4,604 and $ 1,994, respectively. The 2010 expense is mainly a result of a single customer for which the Company deemed the balance as uncollectable. Total write offs amounted $ 0, $ 690 and $ 1,815 in 2009, 2010 and 2011, respectively.

u.	Fair value of financial instruments:

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its foreign currency derivative contracts at fair value using a market approach valuation technique based on marketplace observable inputs foreign exchange rates, as follows:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency option	$-	$16	$-	$16
Foreign currency forwards	-	86	-	86

Total financial assets	$-	$102	$-	$102

Liabilities:
Foreign currency option	$-	$1,033	$-	$1,033
Foreign currency forwards	-	1,657	-	1,657

Total financial liabilities	$-	$2,690	$-	$2,690

	December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency option	$-	$524	$-	$524
Foreign currency forwards	-	2,176	-	2,176

Total financial assets	$-	$2,700	$-	$2,700

Liabilities:
Foreign currency option	$-	$41	$-	$41
Foreign currency forwards	-	133	-	133

Total financial liabilities	$-	$174	$-	$174

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables and loan approximate their fair values, due to the short-term maturities of these instruments.

v.	Derivative instruments:

The Company accounts for derivatives and hedging based on ASC 815 "Derivatives and Hedging". ASC 815 requires a company to recognize all derivative instruments on the balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

The Company has instituted a foreign currency cash flow hedging policy in order to hedge against the risk of overall changes in future cash flows for a period of approximately 1 year resulting from foreign currency trade payables and salary payments during the year. The Company hedges portions of its forecasted expenses denominated in NIS and Romanian New Lei ("RON") with currency forwards contracts and put and call options. These forward and option contracts are designated as cash flow hedges. The Company does not have a master netting policy and as such each arrangement is accounted for separately.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

During 2010-2011 the Company performed organizational changes and headcount reductions, and as a result the payroll and trade payables payments have decreased. There was an ineffective portion of the hedging in an amount of $96 and $ 3, respectively which has been recognized in statement of operations in the financial income (expense) net, as ineffective hedge portion. The Company does not enter into derivative transactions for trading purposes.

As of December 31, 2011, the Company recorded accumulated other comprehensive loss in the net amount of $ 2,674 (as further detailed in the following tables) from its currency forward and put and call options transactions with respect to trade payables and payroll expenses expected to be incurred during 2012 and 2013. Such amount will be reclassified into earnings within the next 13 months.

The notional principal of foreign exchange contracts to purchase NIS with U.S. dollars was $39,700 and $ 81,158 at December 31, 2010 and 2011, respectively. The notional principal of foreign exchange contracts to purchase RON with U.S. dollars was $ 3,750 and $ 5,750 at December 31, 2010 and 2011, respectively.

The fair value of the Company's outstanding derivative instruments qualified as hedging instruments at December 31, 2010 and 2011 is summarized below:

		December 31,
	Balance sheet location	2010	2011
Assets

Foreign exchange option contracts	Other accounts receivable and prepaid expenses	$523	$16
Foreign exchange forward contracts		2,116	-

		$2,639	$16
Liabilities

Foreign exchange option contracts	Other accounts payable and accrued expenses	$(40)	$(1,033)
Foreign exchange forward contracts		-	(1,657)

		$(40)	$(2,690)

Derivatives assets (liabilities), net		$2,599	$(2,674)

The effect of derivative instruments in cash flow hedging relationships on income (loss) and other comprehensive income (loss) for the years ended December 31, 2009, 2010 and 2011 is summarized below:

	Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)
	Year ended December 31,
	2009	2010	2011
Derivative in cash flow hedging relationship
Foreign exchange option contracts	$3,781	$662	$(1,177)
Foreign exchange forward contracts	2,124	2,428	(1,229)

	$5,905	$3,090	$(2,406)

The following is the change in the other comprehensive income (loss) of unrealized gains on foreign currency cash flow hedge during 2011:

Other comprehensive income (loss)

Other comprehensive income from unrealized gains on foreign currency cash flow hedge as of January 1, 2011	$2,599
Reclassification to earnings of realized gains on foreign currency cash flow hedge	(2,867)
Unrealized net losses on foreign currency cash flow hedge	(2,406)
Other comprehensive loss from losses on foreign currency cash flow hedge as of December 31, 2011	$(2,674)

		Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)
		Year ended December 31,
	Location	2009	2010	2011

Derivative in cash flow hedging relationship
Foreign exchange option contracts	Cost of sales and operating expenses	$(2,390)	$175	$273
Foreign exchange forward contracts	Cost of sales and operating expenses	(207)	2,441	2,591

		$(2,597)	$2,616	$2,864

The Company entered into forward contracts to hedge the fair value of assets and liabilities denominated in Euros. As of December 31, 2010, the Company had outstanding forward contracts that did not meet the definition of hedge accounting, in the notional  amount of $ 5,938, the fair value of which is presented in other accounts payable and accrued expenses, and in the notional amount of $ 1,395 the fair value of which is presented in other accounts receivable and prepaid expenses. These contracts were for a period of up to twelve months. As of December 31,2011, the Company had outstanding forward contracts that did not meet the definition of hedge accounting, in the notional  amount of $1,142, the fair value of which is presented in other accounts receivable and prepaid expenses.  The Company measured the fair value of the contracts in accordance with ASC 820 at level 2. The net gains (losses) recognized in statement of operations in the financial income (expenses) net during 2009, 2010 and 2011 were $ (128), $ 528 and $ (307), respectively.

w.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220 "Comprehensive Income". This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of comprehensive income relate to gains and losses on hedging derivative instruments.

x.	Treasury stock:

The Company repurchases its Ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

y.	Investment in affiliate:

The Company accounts for its investment in an affiliate in which the Company holds less than 20%, using the cost method of accounting since the Company does not have the ability to exercise significant influence over operating and financial policies of this investee.

The Company's investment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. Following the Company's decision not to continue funding the affiliate, the Company's holding was diluted into an immaterial amount during 2009, and the Company recorded an impairment of the entire investment in the amount of $ 1,554 in the year end December 31, 2009.

z.	Restructuring and other charges:

During 2009 and 2010, the Company implemented separate restructuring plans, their main purposes were to close and minimize several internal activities, reorganize its units, and reduce headcount of approximately 90 and 160 employees, respectively. During 2011 the Company implemented an additional plan for cost reduction and organizational changes to certain of the Company's units of operations and reduced by 194 the Company's headcount. The Company recorded in 2009, 2010 and 2011 charges of $ 2,787, $ 3,573 and $ 12,040, respectively. In addition to the charges to short and long term accrued amounts below, these charges included $ 282, $ 343 and $ 650, respectively, related to write-offs of leasehold improvements due to abandonment of rental premises as a result of the above mentioned plans. The 2011 plan also included costs amounting to approximately $ 3,000 due to fixed assets disposals, $ 154 due to reverse of grants receivable and $ 359 prepaid service R&D.  The Company has accounted for the restructuring and cost reduction plans in accordance with ASC 420 "Exit or Disposal Cost Obligations".

As of December 31, 2011, the short term components of the restructuring and cost reduction plan accrual are as follows:

	Employee termination benefits	Repayments of grants	Lease abandonment	Other	Total

Balance as of January 1, 2010	$1,190	$923	$340	$42	$2,495
Charges	1,868	-	1,175	186	3,229
Cash outlays	(2,777)	-	(917)	(175)	(3,869)

Balance as of December 31, 2010	281	923	598	53	1,855
Charges (Reverse)	2,954	(923)	3,158	1,526	6,715
Cash outlays	(1,785)	-	(1,881)	(427)	(4,093)

Balance as of December 31, 2011	$1,450	$-	$1,875	$1,152	$4,477

As of December 31, 2011, the long term components of the cost reduction plan amounted to $ 547 and are presented as Long term accrued expenses. These costs are due to lease abandonment and are expected to be paid during 2013.

The restructuring and other charges do not include the impact related to stock based compensation (for stock based compensation see Note 12c).

aa.	Transfers of financial assets:

ASC 860 "Transfers and Servicing", establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale, excluding transactions presented below as a secured borrowing. The transfers of financial assets are typically performed by the factoring of receivables to three Israeli financial institutions.

During the years ended December 31, 2009, 2010 and 2011, the Company sold trade receivables to Israeli financial institutions in a total amount of $ 44,991, $ 43,046 and $ 52,303, respectively. Control and risk of those trade receivables were fully transferred in accordance with ASC 860. As of December 31, 2010 and 2011, the Company had a transaction that did not meet the guidance of ASC 860 and is presented as a secured borrowing as part of other accounts payable and accrued expenses in the amount of $ 1,770 and $ 987, respectively.

The agreements, pursuant to which the Company sells its trade receivables, are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

The aggregate amounts of financing expense related to the sales of trade receivables for the years ended December 31, 2009, 2010 and 2011 were $ 661, $ 578 and $ 818, respectively.

ab.	Business Combination:

According to ASC 805 "Business Combination", the Company recognizes assets acquired, liabilities assumed and any non-controlling interest at the acquisition date measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. According to ASC 805, the Company is required to allocate the purchase price of acquired companies to the tangible and intangible assets acquired, and liabilities assumed based on their estimated fair values. In allocating the purchase price of acquired companies to the tangible and intangible assets acquired and liabilities assumed, the Company developed the required assumptions underlying the valuation work. Critical estimates in valuing certain of the intangible assets include but are not limited to: future expected cash flows from customer contracts, customer lists and distribution agreements,. Management's estimates of fair value are based upon assumptions believed to be reasonable, utilizing a market participant approach, but which are inherently uncertain and unpredictable. Assumptions may be incomplete or inaccurate, and unanticipated events and circumstances may occur.

ac.	Impact of recently issued Accounting Standards:

In May 2011, the Financial Accounting Standards Board, or FASB issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, codified in ASC 820 "Fair Value Measurement". The guidance requires an entity to use a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements, and will become effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income". The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, deferring indefinitely the effective date for some of the amendments outlined in ASU 2011-05, but the remainder of its provisions will become effective for the Company beginning January 1,2012. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, codified in ASC 350 "Intangibles – Goodwill and Other". The revised accounting standard update intends to simplify how an entity tests goodwill for impairment. The amendment will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity no longer will be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This accounting standard update will be effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities
Marketable Securities
NOTE 3:-	MARKETABLE SECURITIES

The following is a summary of held-to-maturity marketable securities:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair market value

December 31, 2011:

Maturing within one year:
Corporate bonds	$1,644	$6	$-	$1,650

	$1,644	$6	$-	$1,650

December 31, 2010:

Maturing within one year:
U.S. Government agencies	$1,318	$4	$-	$1,322
Corporate bonds	14,816	120	(1)	14,935

	16,134	124	(1)	16,257
Maturing over one year:
Corporate bonds	2,564	18	-	2,582

	2,564	18	-	2,582

	$18,698	$142	$(1)	$18,839

During 2011, a security with maturity date in 2012 and a callable feature was called by its issuer. This security was classified as held to maturity since at the acquisition there was no significant premium related to it, The net carrying amount of this security on the date of sale amounted to $ 808. The realized gain amounted to $ 1.

Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Other Accounts Receivable And Prepaid Expenses
Other Accounts Receivable And Prepaid Expenses
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2010	2011

Government authorities	$3,648	$2,625
Deposits	717	672
Derivatives	2,700	102
Prepaid expenses	1,390	1,351
Advances to suppliers and others	2,352	2,908

	$10,807	$7,658

Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories
NOTE 5:-	INVENTORIES

See also Note 2g.

	December 31,
	2010	2011

Raw materials and components	$12,746	$19,727
Work in progress	8,317	6,190
Finished products *)	35,015	10,298

	$56,078	$36,215

*)  Includes inventory held by customers in the amount of $ 15,082 and $ 654 as of Decemeber 31, 2010 and 2011, respectively.

Other Loss Related To Short Term Investment	12 Months Ended
Dec. 31, 2011
Other Loss Related To Short Term Investment
Other Loss Related To Short Term Investment
NOTE 6: -	OTHER LOSS RELATED TO SHORT TERM INVESTMENT

On February 11, 2010, the Company and one of its customers (the "Customer") entered into a Note Purchase Agreement (the "Note Purchase Agreement"). Pursuant to the Note Purchase Agreement, the Company purchased from the Customer subordinated convertible promissory notes in the aggregate original principal amount of up to $ 7,000 (the "Notes") in 2010.

The outstanding principal balance of the Notes together with interest accrued and unpaid to date shall be due and payable at any time on or after such date that is the earliest of (a) August 11, 2011, (b) an Event of Default (as defined in the Notes), (c) at the Company's election, upon the consummation of an Acquisition Event or an Equity Financing (as defined in the Notes).

The Company's investment in the Note was reviewed for impairment whenever events or changes in circumstances indicated that the carrying amount of the investment may not be recoverable. The Company does not expect to collect, therefore following the Company's review for impairment of the Note, the Company recorded an impairment of the entire investment in the amount of $ 7,000 in the year ended December 31, 2010.  The Company has not collected any portion of the Note in 2011.

Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment
Property And Equipment
NOTE 7: -	PROPERTY AND EQUIPMENT

	December 31,
	2010	2011

Cost:
Office furniture and equipment	$5,218	$4,869
Computers and electronic equipment	52,598	48,974
Motor vehicles	100	79
Leasehold improvements	4,574	3,729

	62,490	57,651
Accumulated depreciation:
Office furniture and equipment	2,480	2,527
Computers and manufacturing equipment	42,497	42,672
Motor vehicles	20	24
Leasehold improvements	2,890	2,654

	47,887	47,877

Depreciated cost	$14,603	$9,774

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 amounted to $ 7,231, $ 6,662 and $ 5,433, respectively.

During 2011, the Company recorded disposals and sales of property and equipment in the amount of $ 9,500 and accumulated depreciation in the amount of $ 5,443, out of which the amount of $ 8,516 and related accumulated depreciation in the amount of $ 4,842 was associated with the Company's restructuring activities.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net
Intangible Assets, Net
NOTE 8:-	INTANGIBLE ASSETS, NET

	December 31,
	2010	2011
Cost:
Current technology	$17,871	$18,557
Customer relations	500	1,874
Backlog	-	1,578

	18,371	22,009
Accumulated amortization:
Current technology	17,871	160
Customer relations	500	26
Backlog	-	1,578

	18,371	1,764

Amortized cost	$-	$20,245

Amortization expenses for the years ended December 31, 2009, 2010 and 2011 amounted $ 132, $ 130 (including an impairment of the remaining other intangible assets, in amount of $ 4) and $ 1,764, respectively. Intangibles and the related accumulated amortization of $18,371 at December 31, 2010 were written off in 2011.

See also Note 1b regarding Wavion acquisition

Estimated amortization expenses for the years ended:

Amortization
Year ended December 31,	expenses

2012	$2,235
2013	2,235
2014	2,235
2015	2,188
2016	1,671
Thereafter	9,681

$20,245

Other Accounts Payable And Accrued Expenses	12 Months Ended
Dec. 31, 2011
Other Accounts Payable And Accrued Expenses
Other Accounts Payable And Accrued Expenses
NOTE 9:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2010	2011

Service providers, consultants and accrued expenses	$9,768	$11,139
Employees and payroll accruals	11,061	14,013
Advances from customers	4,519	2,246
Provision for agent commissions	3,777	2,695
Secured borrowings *)	1,770	987
Restructuring and other charges **)	1,855	4,477
Warranty provision	1,605	648
Royalties	1,214	2,355
Derivatives	174	2,690
Advances from grants	570	1,413
Earn out provision	-	2,718
Others	64	60

	$36,377	$45,441

*)     See Note 2aa.
**)   See also Note 2z .

Long Term Loan	12 Months Ended
Dec. 31, 2011
Long Term Loan
Long Term Loan
NOTE 10:-	LONG TERM LOAN

a.
On June 21, 2011, the Company entered into a Loan & Security Agreement (the "Agreement"), with Silicon Valley Bank ("SVB"), whereby SVB provided a $ 30,000 credit line for the financing the acquisition of Wavion. The Company fully utilized the credit line on November 18, 2011.

As part of the transaction, the Company pledged all of its assets under a floating charge, and created a fixed charge on its Intellectual Property ("IP") rights and receivables (. The Agreement with SVB contains various provisions related to compliance with financial covenants, restrictive covenants, including negative pledges, and other commitments , typically contained in facility agreements of this type. The credit line consist of Facility A ($25,000) and Facility B ($5,000).

Facility A will be repaid in thirty six (36) equal monthly installments starting March 1st, 2012. Interest rate applicable to Facility A is LIBOR for three months plus 4.75%, payable monthly starting December 1, 2011. Facility B will be repaid in one (1) installment after thirty six (36) months following first repayment of Facility A of the credit line. Interest rate applicable to Facility B is LIBOR for three months plus 4.50%, payable monthly starting December 1, 2011.

The Agreement was amended on January 31, 2012 with effective date as of December 31, 2011 to reflect certain changes to the Agreement (for example, changing the financial covenants). As of December 31, 2011, the Company was in full compliance with the covenants of the amended Agreement.

As of April 1, 2012 the Company was in breach of certain financial covenants set forth in the Long Term Loan but on April 25, 2012, it reached a general agreement with SVB for the grant of a temporary forbearance of the breached covenants and a modification of the terms of the Long Term Loan, which terms include (i) an increase of the interest rate applicable to Facility A and Facility B to LIBOR for three months plus 5.85% and (ii) the early repayment of $5,000 and $2,222 as of April 30, 2012 and July 1, 2012, respectively, of principal on the Long Term Loan.

b.	As of December 31, 2011, the aggregate annual maturities according to the loan agreement are as follows:

Year ended December 31,	Repayment amount
2012 (current maturities)	$12,813
2013	5,625
2014	5,625
2015	5,937

Total	$30,000

c.	In respect of the loan provided, the Company is required to meet certain financial covenants which includes non-gaap adjusted profit/loss, quick asset ratio and account receivable levels.

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities
Commitments And Contingent Liabilities
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Premises occupied by the Company are leased under various lease agreements. The lease agreements for these premises will expire in 2012-2015.

The Company has leased various motor vehicles and computers under operating lease agreements. These leases expire in fiscal year 2014.

Future minimum rental payments under such leases as of December 31, 2011 are as follows:

	Rental of premises	Lease of computers	Lease of motor vehicles

2012	$3,657	$143	$1,133
2013	1,463	43	638
2014	130	6	235
2015	28	-	-

	$5,278	$192	$2,006

Rental of premises expenses for the years ended December 31, 2009, 2010 and 2011, were $ 6,809, $ 6,442 and $ 5,363, respectively. Motor vehicle leasing expenses for the years ended December 31, 2009, 2010 and 2011, were $ 3,633, $ 2,961 and $ 1,896, respectively. Computer leasing expenses for the years ended December 31, 2009, 2010 and 2011, were $ 542, $ 497 and $ 226, respectively.

b.	Litigation:

On November 21, 2001, a purported Class Action lawsuit ("the Action") was filed against interWAVE (a company merged into the Company in 2003), certain of its former officers and directors, and certain of the underwriters for interWAVE's initial public offering ("the IPO"). On April 19, 2002, the plaintiffs filed an amended complaint. The amended complaint alleged that the prospectus from interWAVE's IPO failed to disclose certain alleged improper actions by various underwriters for the offering, in violation of the Securities Act of 1933, as amended and the Securities Exchange Act of 1934, as amended ("the Exchange Act"). Similar complaints have been filed concerning more than 300 other IPOs; all of these cases have been coordinated as In re Initial Public Offering Securities Litigation, 21 MC 92. On October 8, 2002, the Court entered an Order of Dismissal as to all of the individual defendants in the IPO litigation, without prejudice. In 2007, a settlement that had been pending with the Court since 2004, was terminated by stipulation. After a ruling by the Second Circuit Court of Appeals in six "focus" cases in the coordinated proceedings (interWAVE is not one of the six test cases) made it unlikely that the settlement would receive final Court approval, plaintiffs filed amended master allegations and amended complaints in the six test cases. In 2008, the Court largely denied the defendants' motion to dismiss the amended complaints.

This action has been resolved through a global settlement of the coordinated litigation. Under the settlement, the insurers pay the full amount of the settlement share allocated to the Company, and the Company bears no financial liability. InterWAVE, as well as the officer and director defendants who were previously dismissed from the Action pursuant to tolling agreements, receive complete dismissals from the case. On October 5, 2009, the Court entered an order granting final approval of the settlement.  Although certain objectors filed appeals, by early 2012 all of those appeals had been withdrawn or dismissed and the settlement is now final.

c.	Guarantees:

As of December 31, 2011, the Company:

Had outstanding bank guarantees in the total amount of approximately $ 4,647, in favor of customers, lessors and Government authorities.

d.	Royalties:

The Company's research and development efforts have been partially financed through grants from the Office of the Chief Scientist ("OCS") of the Israeli Government. The Company entered an arrangement during 2003 with the OCS in Israel's Ministry of Industry and Trade where it participates in new OCS programs under which the Company is eligible to receive grants for research and development projects without any royalty repayment obligations, excluding OCS programs grants resulting from the acquisition of InnoWave, Clariton Networks  and Wavion which were not included in this arrangement.

The Company did not receive grants-bearing royalties from the OCS during the years 2006 until 2011. Through the 2011 acquisition of Wavion (see Note 1b), the Company assumed Wavion's royalty bearing grant, and the royalties assumed has been  recognized as a liability as part of the acquisition. In return for the OCS's participation for some of the grants applications (from InnoWave, Clariton Networks and Wavion), the Company is committed to pay royalties to the Israeli Government at the rate of 3.5% of sales of products in which the Israeli Government has participated in financing the research and development, up to the amounts granted. The grants received bear annual interest at LIBOR as of the date of approval. The grants are presented in the consolidated statements of operations as an offset to related research and development expenses.

Repayment of the grants is not required in the event that there are no sales of products developed within the framework of such funded programs. Royalties payable to the OCS are recorded as they become due and are classified as cost of sales. Royalty expenses relating to OCS grants included in cost of sales for the years ended December 31, 2009, 2010 and 2011, amounted to $ 159, $ 67 and $ 186, respectively. The maximum amount of the contingent liability related to royalty bearing grants payable to the Israeli Government was approximately $ 23,651 as of December 31, 2011.

e.	Liens:

Pursuant to its Loan and Security Agreement with SVB (see note 10), the Company pledged all of its assets under a floating charge and created a fixed charge on its IP rights and receivables.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity
Shareholders' Equity
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	The Company's shares are listed for trading on the NASDAQ National Market and on the Tel-Aviv Stock Exchange.

b.	Shareholders' rights:

The Ordinary shares confer upon the holders rights to receive notice to participate and vote in general meetings of the Company, to receive dividends, if and when declared and to receive, upon liquidation, a pro rata share of any remaining assets.

c.	Share options:

The Company has six stock option plans under which 34,886,495 Ordinary shares were reserved for issuance.

In 2006, the Company adopted the 2006 shares options plan ("the 2006 Plan"). Under the 2006 Plan, the Company may grant restricted share units ("RSU"), restricted shares, options and other equity awards to employees, directors, consultants, advisers and service providers of the Company and its subsidiaries.

Pursuant to the 2006 Plan, 1,500,000 Ordinary shares were initially reserved for issuance upon the exercise of awards granted under the 2006 Plan. The number of Ordinary shares available for issuance under the 2006 Plan shall be reset annually on April 1 of each year to equal 4% of the total outstanding shares as of such reset date. The Company also grants its options under 2002 Plan. Options that are cancelled or forfeited become available for future grants. RSUs vest over a three year period of employment and may be subject to performance criteria. RSUs that are cancelled or forfeited become available for future grants.

During 2009, 2010 and 2011, the Company did not grant any performance based options. The Company did not record compensation expenses for 963,000 performance based options that were granted during 2008 since as of December 31, 2011, the Company did not reach the performance targets and the plan was canceled. During 2011, 174,000 performance based options were forfeited.

Under the terms of the Company's plans, options generally vest ratably over a period of up to four years, commencing on the date of grant. The options expire no later than 6 years from the date of grant (under the old plans the options expired after 10 years), and are non-transferable, except under the laws of succession. Each option may be exercised to purchase one Ordinary share for an exercise price that is generally equal to the fair market value of the underlying share on the date of grant. Part of the options under the 2006 plan were granted at par value.

As of December 31, 2011, 9,212,839 Ordinary shares of the Company are still available for future grants under the various option plans.

A summary of option activity under the Company's stock option plans as of December 31, 2011 and changes during year than ended are as follows:

	Year ended December 31, 2011
	Amount of options	Weighted average remaining contractual term (in years)	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of year	11,178,511	3.68	$5.55	$4,938
Changes during the year:
Granted	1,771,573		$1.49
Exercised	(118,065)		$0.08
Forfeited or cancelled	(3,518,691)		$5.60

Options outstanding at end of year	9,313,328	2.95	$4.83	$1,447

Options vested or expected to vest	8,233,146	2.66	$5.26	$1,214
Options exercisable at end of year	6,164,768	2.00	$6.51	$459

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $ 4.95, $ 2.44 and $ 0.92, respectively. The weighted-average fair value of the options vested during the year ended December 31, 2011 was $ 2.81. The total intrinsic value for the options exercised for the years ended December 31, 2009, 2010 and 2011 was, $ 436, $ 169 and $ 107, respectively.

As of December 31, 2011, there was approximately $ 4,003 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over the next 3 years.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise prices, as follows:

Exercise price (range)	Options outstanding as of December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable as of December 31, 2011	Remaining contractual life (years for exercisable options)	Weighted average exercise price

$0-0.003	1,579,466	4.13	0.003	506,345	3.15	0.003
$0.84-1.17	320,500	6.27	0.94	-	-	-
$1.49-2.19	2,017,323	3.32	1.99	1,044,174	1.42	2.04
$2.57-3.74	1,332,018	2.67	3.13	855,060	2.18	3.16
$3.88-5.80	939,900	3.66	4.53	655,900	3.38	4.80
$6.39-9.58	1,407,781	1.58	8.02	1,386,949	1.56	8.03
$10.24-15.404	1,716,340	1.75	12.22	1,716,340	1.75	12.22

	9,313,328			6,164,768

A summary of the status of the Company's restricted shares units and options granted at par-value as of December 31, 2011, and changes during the year ended December 31, 2011, are presented below:

Unvested restricted share units and options at par value	Number of restricted share units and options at par value	Weighted average grant date fair value

Non vested at January 1, 2011	1,667,470	$4.01

Granted	250,000	$0.99
Vested	(607,231)	$4.28
Forfeited	(237,118)	$5.40

Non vested at December 31, 2011	1,073,121	$2.81

The total fair value of shares vested during the years ended December 31, 2009, 2010 and 2011 was $257, $358 and $932 respectively.

d.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company's Board of Directors has determined that tax exempt income if any, will not be distributed as dividends.

Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income
Taxes On Income
NOTE 13:-	TAXES ON INCOME

a.
Commencing taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in U.S. dollars.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

Alvarion Ltd. has been granted status as an "Approved Enterprise" under the Law for the Encouragement of Capital Investments, 1959 ("the Investment Law").

According to the provision of the Investment Law, Alvarion Ltd. has elected the "alternative benefits" track provisions of the Investment Law, pursuant to which Alvarion Ltd. has waived its right to grants and instead receives a tax benefit on undistributed income derived from the "Approved Enterprise" program. The entitlement to tax benefits depends upon compliance with the Investment Law regulations.

In 1997, Alvarion Ltd.'s production facility in Nazareth was granted a status of "Approved Enterprise". During 2000, Alvarion Ltd.'s expansion request for its second "Approved Enterprise" regarding its production facilities in Migdal Haemek was approved. In connection with its merger with Floware Ltd. ("Floware") in 2001, Floware Ltd. was granted "Approved Enterprise" status for its 1997 plan regarding the production facility in Or-Yehuda.

The period of benefits for all plans will commence with the first year in which the Company earns taxable income after the commencement year. The duration of tax benefits is subject to limits of the earlier of 12 years from the commencement of production, or 14 years from receiving the approval. The period of benefits for all plans has not yet commenced. The limitation mentioned does not apply to the exemption periods and plans.

Alvarion Ltd.'s entitlement to the above benefits is conditional upon its fulfilling the conditions stipulated by the Investment Law, regulations published thereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, any benefits which were previously granted may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and CPI adjustments.

If these retained tax-exempt profits are distributed they would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative benefit track. As of December 31, 2011, the accumulated deficit of the Company does not include tax-exempt profits earned by the Company's "Approved Enterprise".

Income from sources other than "Approved Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

On April 1, 2005, an amendment to the Investment Law came into effect (the "Amendment") and significantly changed the provisions of the Investment Law.  Generally, the Company's investment programs that obtained approval for Approved Enterprise status prior to enactment of the Amendment will continue to be subject to the old provisions of the Investment Law.

The Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies are no longer required to get the Investment Center's prior approval to qualify for tax benefits. Such an enterprise is a "Privileged Enterprise", rather than the previous terminology of Approved Enterprise. The period of tax benefits for a new Privileged Enterprise commences in the "Year of Commencement", which is the later of: (1) the year of election, or (2) the year in which taxable income is first generated by the company after the election year.

The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Privileged Enterprise, such as the provision generally requiring that at least 25% of the Privileged Enterprise's income will be derived from export.

Under the Amendment, in 2005 and 2007, the Company announced 2004 and 2006 (respectively) as the "Election Year" and submitted an expansion request for additional "Privileged Enterprise" status regarding its production facilities. A portion of the taxable income derived from this "Privileged Enterprise" will be tax-exempt for a period of 10 years. The 10 years period of benefits will commence with the first year in which the Company earns taxable income after the election year.

The Company has no taxable income since inception and does not have any profits under the Approved/Privileged Enterprise.

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The amendment was enacted in 2011 and became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to elect to apply (the waiver is irrevocable) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

c.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company is an "industrial company" under the above law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment. For tax purposes only, the Company may also be entitled to deduct over a three-year period expenses incurred in connection with a public share offering and to amortize know-how over an eight-year period.

d.	Loss before income tax expense:

	Year ended December 31,
	2009	2010	2011

Domestic	$(11,557)	$(65,207)	$(21,464)
Foreign	4,369	(32,378)	(12,358)

	$(7,188)	$(97,585)	$(33,822)

e.	Taxes on income are comprised of the following:

	Year ended December 31,
	2010	2011

Current	$894	$-
Deferred	-	-

	$894	$-

Domestic	$125	$144
Foreign	769	(144)

	$894	$-

Income tax expenses for 2009 are not presented due to immateriality.

f.	Reconciliation of the theoretical tax expenses:

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate applicable and the actual income tax as reported in the statements of income, is as follows:

	Year ended December 31,
	2010	2011

Loss before taxes	$97,585	$33,822
Statutory tax rate in Israel	25%	24%

Tax benefit	(24,396)	(8,117)

Permanent differences	17,921	801
Loss for which a valuation allowance was provided	6,794	7,734
Tax expenses adjustment due to past years	45	124
Withholdings and other taxes	125	193
Differences in tax rate	404	163
Uncertain tax position and other differences	-	(898)

Tax expense	$894	$-

Income tax expenses for 2009 are not presented due to immateriality.

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the permanent differences and the non-recognition of tax benefits resulting from the Company's accumulated net operating losses carryforward due to the uncertainty of the realization of such tax benefits.

g.	Carryforward losses:

As of December 31, 2011, Alvarion Ltd. and Wavion Ltd. had an available tax loss carry forward amounting to approximately $ 205,900 and $38,500, respectively, which may be carried forward, in order to offset taxable income in the future, for an indefinite period.

As of December 31, 2011, the U.S. subsidiaries had approximately $ 42,330 in federal net operating loss carryforward for income tax purposes, which can be carried forward and offset against taxable income for 20 years and will expire between 2012 and 2031. The state tax losses carryforwards of the U.S. subsidiaries are approximately $14,370 and this balance will expire between 2012 through 2021.

The state and U.S. federal loss carry forwards per the income tax returns filed included uncertain tax positions taken in prior years.  Due to application of uncertain tax positions, they are larger than the net operating loss deferred tax asset recognized for financial statement purposes.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions ("annual limitations") of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

h.	Tax rates applicable to the income of the Company:

Taxable income of Israeli company is subject to tax at the rate of 26% in 2009, 25% in 2010 and 24% in 2011. In December 5, 2011, the Knesset (Israel's Parliament) passed a law for changing the tax burden (the Law), which cancels, among others, the gradual reduction in the corporate tax rates in Israel. In addition, the corporate tax in Israel will be increased to 25% starting in 2012. Accordingly, the real capital gains tax rate will increase to 25%. There was no effect on the Company as a result of  the above mentioned changes.

i.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2010	2011
Tax assets in respect of:
Allowance for doubtful accounts	$1,319	$1,604
Accrued severance pay and accrued vacation pay	1,053	862
Reaserch and development expenses	4,457	4,270
Other deductions for tax purposes	2,452	1,712
Net loss carry forward	43,119	76,181

Total deferred tax assets	52,400	84,629

Deferred tax liabilities:
Acquired intangibles	-	(7,743)

Deferred tax assets, net before valuation allowance	52,400	76,886
Valuation allowance	(52,400)	(76,886)

Deferred tax assets	$-	$-

j.	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2010	2011

Opening balance	$3,223	$3,363
Additions for (settlement of) prior year tax positions	92	(878)
Additions for current year tax position	48	52

Closing balance	$3,363	$2,537

During the years ended December 31, 2009, 2010 and 2011, the Company recorded $ 26, $ 92 and $ 100, respectively for interest and penalties expenses related to uncertain tax positions. The liability for unrecognized tax benefits included accrued interest and penalties of $ 810 and $ 910 at December 31, 2010 and 2011, respectively.

As of December 31, 2011, the entire amount of unrecognized tax benefit could affect the Company's income tax provision and the effective tax rate.

k.
The Company and its subsidiaries file income tax returns in Israel, USA and other foreign jurisdictions. With respect to Alvarion Ltd., the Israeli Tax Authorities had never examined the Company's tax returns, nevertheless the tax returns until 2006 tax year (including 2006 tax returns) are deemed to be approved.  With respect to the Israeli subsidiary the tax returns until 2005 (including 2005 tax returns) are deemed to be approved. The statute of limitations relating to the U.S. Federal income tax return is closed for all tax years up to and including 2007.

Information About Geographic Areas And Major Customers	12 Months Ended
Dec. 31, 2011
Information About Geographic Areas And Major Customers
Information About Geographic Areas And Major Customers
NOTE 14:-	INFORMATION ABOUT GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

a.	The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business) and follows the requirements of ASC 280 "Segment Reporting".

b.	Information on sales by geographic distribution:

The total revenues are attributed to geographic areas based on the location of the Company's end customers.

The following table presents total revenues for the years ended December 31, 2009, 2010 and 2011:

	Total revenues
	Year ended December 31,
	2009	2010	2011

Israel	$697	$718	$736
United States	22,478	45,638	34,426
Canada	764	1,879	12,514
Europe (without, Italy, France, Spain and Denmark)	24,398	20,415	18,963
France	17,252	11,049	5,503
Italy	19,281	17,333	14,791
Spain	9,734	14,186	6,605
Denmark	35,483	7,115	5,608
Latin America (without Argentina)	29,313	21,980	26,388
Argentina	16,056	4,895	2,008
Africa (without Nigeria)	41,726	26,191	23,046
Nigeria	167	12,902	5,449
Asia (without India)	25,288	19,528	19,449
India	2,602	1,986	14,551

	$245,239	$205,815	$190,037

The following table presents total long-lived assets as of December 31, 2010 and 2011:

	Total long-lived assets
	December 31,
	2010	2011

Israel	$10,185	$6,536
Romania	3,058	2,545
Other	1,360	693

	$14,603	$9,774

The total long-lived assets are attributed to geographic areas based on the location of the assets.

c.	The following is a summary of the percentages of net sales from major customers:

	% of consolidated revenue
	Year ended December 31,
	2009	2010		2011

Customer A	15%	*)	-	*)	-

*) Less than 10% of the Company's consolidated revenues

Selected Statements Of Operations Data	12 Months Ended
Dec. 31, 2011
Selected Statements Of Operations Data [Abstract]
Selected Statements Of Operations Data
NOTE 15:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.
One of the Company's customers ("ORC") has declared bankruptcy in 2011. As part of the bankruptcy, the Company recorded charges in the form of an inventory write-off which represents approximately $3,900 of Alvarion equipment which had been shipped to ORC but the related revenues had not been recognized, and this inventory can not be retrieved by the Company. In addition an approximate $3,300 of third-party equipment ordered by ORC, which had yet to be delivered by the Company to ORC as of the time of the bankruptcy filing, and equipment used for ORC by the Company, and the Company has no other line of business to sell or use the equipment in.

b.	Research and development, net:

	Year ended December 31,
	2009	2010	2011

Research and development costs	$54,674	$41,744	$32,404
Less - grants and participation	3,884	3,027	4,440

	$50,790	$38,717	$27,964

c.	Financial income, net:

	Year ended December 31,
	2009	2010	2011
Financial income:

Interest on held-to-maturity marketable securities, amortization of premium and accretion of discounts on held-to-maturity marketable securities, interest on bank deposits and other interest	$2,583	$1,311	$778
Income related to ineffective derivative and derivative not designated as effective hedge	-	1,221	709
Foreign currency transaction differences, net	355	-	-

	2,938	2,532	1,487
Financial expenses:
Interest and bank expenses including expense related to sale of trade receivables	(1,142)	(1,087)	(1,209)
Expenses related to ineffective derivative and derivative not designated as effective hedge	(128)	(597)	(1,016)
Foreign currency transaction differences, net	-	(947)	(277)

	(1,270)	(2,631)	(2,502)

	$1,668	$(99)	$(1,015)

d.	Net loss per share:

The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31,
	2009		2010		2011

Numerator:

Numerator for basic and diluted net loss per share		(7,188)		(98,479)		(33.822)
Denominator:

Denominator for basic net loss per share - weighted average number of Ordinary shares		62,023,075		62,198,615		62,301,866

Effect of dilutive securities:
Employee stock options	*)	-	*)	-	*)	-

Denominator for diluted net loss per share - adjusted weighted average number of shares		62,023,075		62,198,615		62,301,866

Net loss per share Basic and Diluted		$(0.12)		$(1.58)		$(0.54)

*)         Antidilutive.

Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event
Subsequent Event
NOTE 16:-	SUBSEQUENT EVENT

On April 5, 2012, the Company issued lower first quarter 2012 projected results, and as a result, indicated that it is in default on a financial covenant under its loan, however, on April 25, 2012, the Company reached an agreement with SVB, amending the loan agreement, following which the Company now complies with the amended loan covenants.